Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023	Dec. 31, 2024 USD ($)	Jun. 30, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Revenues percentage	100.00%	100.00%			100.00%
Asset percentage	97.90%			97.70%
Liabilities Percentage	95.40%			95.50%
Amortized cost of sales (in Dollars)	$ 13,429	$ 13,020
Unamortized production cost (in Dollars)	0	$ 0
Contract liabilities (in Dollars)	31			$ 27
Segment identified		Cheers APP internet business	traditional media businesses
Bank deposit	70				¥ 500
Cash held in bank (in Dollars)	$ 202,714			$ 196,652
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation rate	7.1636			7.2993	7.1636
Foreign currency average translation rates	7.2526	7.0716			7.2526
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation rate	1			1	1
Foreign currency average translation rates	1	1			1
Customer Concentration Risk [Member] | Vendor One [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage
Customer Concentration Risk [Member] | Vendor Two [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	22.00%	27.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	25.00%			24.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	18.00%	21.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	18.00%			22.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	16.00%	14.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	16.00%			16.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	16.00%	14.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	15.00%			13.00%
Customer Concentration Risk [Member] | Customer Five [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.00%	14.00%
Customer Concentration Risk [Member] | Customer Five [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	12.00%
Customer Concentration Risk [Member] | Customer Six [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.00%
Supplier Concentration Risk [Member] | Vendor One [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				53.00%
Supplier Concentration Risk [Member] | Vendor Two [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				27.00%
Supplier Concentration Risk [Member] | Vendor Three [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				11.00%